Intangible Assets	12 Months Ended
Dec. 31, 2020
Intangible Assets
Intangible Assets
14.	Intangible Assets

Intangible assets comprise the following:

		Purchased concessions,
		rights and other
In € thousand	Software	intangible assets	Total
Costs of acquisition
January 1, 2020	1,241	89	1,330
Additions	1,188	24	1,212
Disposals	(28)	(5)	(33)
December 31, 2020	2,401	108	2,509
Accumulated amortization/write downs
January 1, 2020	481	7	488
Amortization	642	6	648
Impairment	18	0	18
Disposals	(16)	(1)	(17)
December 31, 2020	1,125	12	1,137
Carrying amount:
January 1, 2020	760	82	842
December 31, 2020	1,276	96	1,372

		Purchased concessions,
		rights and other
In € thousand	Software	intangible assets	Total
Costs of acquisition
January 1, 2019	738	58	796
Additions	503	31	534
December 31, 2019	1,241	89	1,330
Accumulated amortization/write downs
January 1, 2019	206	5	211
Amortization	275	2	277
December 31, 2019	481	7	488
Carrying amount:
January 1, 2019	532	53	585
December 31, 2019	760	82	842

An item of software was impaired in 2020 as the value in use is nil due to obsolescence. There were no further indicators of impairment which would have required intangible assets to be tested for impairment in the fiscal years ended December 31, 2020 and December 31, 2019 or as of January 1, 2019.